Basic and Diluted Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
NET LOSS PER SHARE
Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss Per Share

The following securities were not involved in the computation of diluted net loss per share as their effect would have been anti-dilutive:

	March 31,
	2017	2016
Options to purchase common stock	5,833,336	5,748,336

The following securities were not included in the computation of diluted net loss per share as their effect would have been anti-dilutive:

	December 31,
	2016	2015
Options to purchase common stock	5,873,336	6,480,003

Schedule of Computations for Basic and Fully Diluted Loss Per Share

The computations for basic and fully diluted earnings per share are as follows:

For the 3-months ended March 31, 2017:	Loss (Numerator)	Weighted Average Shares (Denominator)	Per Share Amount

Basic and diluted loss per share
Loss to common shareholders	$(367,618)	44,067,195	$(0.01)

For the 3-months ended March 31, 2016:	Loss (Numerator)	Weighted Average Shares (Denominator)	Per Share Amount

Basic and diluted loss per share
Loss to common shareholders	$(88,876)	28,148,074	$(0.00)

The computations for basic and fully diluted loss per share are as follows:

For the year ended December 31, 2016:	Loss (Numerator)	Weighted Average Shares (Denominator)	Per Share Amount

Basic and diluted loss per share
Loss to common shareholders	$(996,344)	28,213,675	$(0.04)

For the year ended December 31, 2015:	Loss (Numerator)	Weighted Average Shares (Denominator)	Per Share Amount

Basic and diluted loss per share
Loss to common shareholders	$(1,387,571)	24,979,067	$(0.06)